Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross balance at beginning of year	$ 3,286	$ 3,486	$ 3,663
Additions based on tax positions related to the current period	133	157	231
Reductions for tax positions of prior years	(801)	(357)	(408)
Gross balance at end of year	$ 2,618	$ 3,286	$ 3,486